Global Atlantic Portfolios

Global Atlantic PIMCO Tactical Allocation Portfolio
(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 4, 2018

to the Summary Prospectus dated April 27, 2018 (the “Summary Prospectus”)

Effective December 6, 2018, under the heading “PRINCIPAL INVESTMENT STRATEGIES,” the last paragraph of the Principal Investment Strategy is deleted in its entirety.

This Supplement and the Summary Prospectus dated April 27, 2018, Prospectus, dated April 27, 2018, as supplemented June 28, 2018, and SAI dated April 27, 2018, as supplemented September 11, 2018,  provide information that you should know before investing in the Portfolio and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1019_120418